Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of trade accounts receivable

	Note	2023	2022
Customers
Domestic market
Third parties		1,273	1,533
Related parties	9	14	14
		1,287	1,547
Foreign market
Third parties		1,808	1,797
		1,808	1,797
Expected credit losses	(i)	(185)	(112)
Total		2,910	3,232

Current assets		2,910	3,232
Non-current assets	(i)
Total		2,910	3,232

(i)	The Company recognizes provision for credit losses (“ECL”) for trade accounts receivable based on the criteria and assumptions presented below, by applying a matrix of ECL measurement, using information that reflect current and future conditions, to the extent such data are available.

Schedule of trade accounts receivable by maturity

			2023			2022
	Trade accounts receivable	Expected credit losses	Total	Trade accounts receivable	Expected credit losses	Total

Accounts receivables not past due	2,355	(128)	2,227	2,688	(35)	2,653
Past due securities:
Up to 90 days	609	(4)	605	536	(7)	530
Between 91 to 180 days	85	(7)	78	25	(3)	22
Above 180 days	46	(46)		95	(67)	28

Total	3,095	(185)	2,910	3,344	(112)	3,232

Schedule of changes in allowance for doubtful accounts

	2023	2022	2021

Balance at the beginning of the year	(112)	(132)	(173)
Additions	(195)	(87)	(145)
Reversals	112	71	150
Write-off of receivables	14	36	37
Additions by business combination	(4)
Balance at the end of the year	(185)	(112)	(132)